Note 5 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

5. Property, Plant and Equipment

	December 31,
	2021	2020
	A$	A$
Plant and equipment	20,183,757	20,171,121
Leasehold improvements	9,271,033	9,168,259
Capital work in process	168,155	0
	29,622,945	29,339,380
Accumulated depreciation	(25,523,265)	(24,984,001)
Property, plant & equipment - net	4,099,680	4,355,379